SEGMENTS, CUSTOMERS AND GEOGRAPHIC INFORMATION (Revenues by Geographical Areas from External Customers) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 761,088	$ 603,704	$ 425,636
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	414,775	316,446	220,124
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		195,324	159,768	110,419
Latin America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		51,108	46,232	36,816
Asia and others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		99,881	81,258	58,277
USA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 363,431	$ 278,784	$ 192,153

[1]	Include revenue from USA in amount of $192,153, $278,784 and $363,431 for 2017, 2018 and 2019, respectively.